Consolidated Statements Of Shareholders' Equity ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	Cumulative effect of accounting change [Member] CNY (¥)	Ordinary Shares CNY (¥) shares		Ordinary Shares Cumulative effect of accounting change [Member] CNY (¥)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Treasury Stock Cumulative effect of accounting change [Member] CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Cumulative effect of accounting change [Member] CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Retained Earnings Cumulative effect of accounting change [Member] CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income Cumulative effect of accounting change [Member] CNY (¥)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests Cumulative effect of accounting change [Member] CNY (¥)
Balances (in shares) at Dec. 31, 2019 | shares				2,766,630,000	[1]		0	0
Balances at Dec. 31, 2019	¥ 171,706		¥ (357)	¥ 0		¥ 0	¥ 0		¥ 0	¥ 38,714		¥ 0	¥ 126,268		¥ (314)	¥ (1,383)		¥ 0	¥ 8,107		¥ (43)
Net income	19,026			0			0			0			22,472			0			(3,446)
Other comprehensive income	1,775			0			0			0			0			1,582			193
Business combinations	798			0			0			0			0			0			798
Issuance of shares by the Company's subsidiaries to noncontrolling interests	4,657			¥ 0			¥ 0			2,260			0			0			2,397
Exercise of share-based awards (in shares) | shares				38,595,040	[1]		0	0
Exercise of share-based awards	302			¥ 0			¥ 0			302			0			0			0
Share-based compensation	6,394			0			0			5,749			0			0			645
Dividends payable by the Company's subsidiaries	(70)			0			0			0			0			0			(70)
Return of equity to noncontrolling interest shareholders	(2,704)			0			0			0			0			0			(2,704)
Accretion of redeemable noncontrolling interests	(127)			0			0			0			(88)			0			(39)
Repurchase and retirement of ordinary shares	¥ (13,054)			¥ 0			¥ 0			0			(13,054)			0			0
Repurchase and retirement of ordinary shares(in shares) | shares	(126,096,000)	(126,096,000)		(126,096,000)	[1]		0	0
Equity component of convertible senior notes issued by iQIYI, net of issuance costs	¥ 395			¥ 0			¥ 0			208			0			0			187
Others	0			¥ 0			¥ 0			(20)			0						20
Balances (in shares) at Dec. 31, 2020 | shares				2,679,129,040	[1]		0	0
Balances at Dec. 31, 2020	188,741			¥ 0			¥ 0			47,213			135,284			199			6,045
Net income	7,591			0			0			0			10,226			0			(2,635)
Other comprehensive loss	(129)			0			0			0			0			(207)			78
Issuance of shares by the Company's subsidiaries to noncontrolling interests	711			¥ 0			0			279			0						432
Acquisition of noncontrolling interests	35						¥ 0			(692)			0			0			727
Issuance of ordinary shares, net of issuance costs (in shares) | shares				95,000,000	[1]		0	0
Issuance of ordinary shares, net of issuance costs	19,873			¥ 0			¥ 0			19,873			0
Exercise of share-based awards (in shares) | shares				47,547,280	[1]		0	0
Exercise of share-based awards	292			¥ 0			¥ 0			292			0			0			0
Share-based compensation	7,508			0			0			6,895			0			0			613
Dividends paid and payable by the Company's subsidiaries	(51)			0			0			0			0			0			(51)
Accretion of redeemable noncontrolling interests	(391)			¥ 0			0			0			(350)			0			(41)
Repurchase of ordinary shares	(7,581)						¥ (7,581)			0			0			0			0
Repurchase of ordinary shares (in shares) | shares				(57,343,528)	[1]		57,343,528	57,343,528
Reclassification from mezzanine equity to ordinary shares	153																		153
Equity component of convertible senior notes issued by iQIYI, net of issuance costs	49			¥ 0			¥ 0			25			0			0			24
Others	3			¥ 0			¥ 0			3			0			0			0
Balances (in shares) at Dec. 31, 2021 | shares				2,764,332,792	[1]		57,343,528	57,343,528
Balances at Dec. 31, 2021	216,804		¥ (636)	¥ 0			¥ (7,581)			73,888		¥ (738)	145,160		¥ 398	(8)		¥ 13	5,345		¥ (309)
Net income	7,534			0			0			0			7,559			0			(25)
Other comprehensive income	110			0			0			0			0			541			(431)
Issuance of shares by the Company's subsidiaries to noncontrolling interests	1,248			0			0			224			0			0			1,024
Acquisition of noncontrolling interests	(86)			¥ 0			¥ 0			(3)			0			0			(83)
Exercise of share-based awards (in shares) | shares				49,560,000	[1]		(25,242,088)	(25,242,088)
Exercise of share-based awards	175			¥ 0			¥ 4,242			132			(4,199)			0			0
Share-based compensation	6,766			0			0			6,354			0			0			412
Dividends paid and payable by the Company's subsidiaries	(20)			0			0			0			0			0			(20)
Accretion of redeemable noncontrolling interests	(593)			0			0			0			(591)			0			(2)
Repurchase of ordinary shares	(1,925)			¥ 0			¥ (1,925)			0			0			0			0
Repurchase of ordinary shares (in shares) | shares				(17,307,400)	[1]		17,307,400	17,307,400
Disposal of subsidiaries' shares	37						¥ 0			0			14			0			23
Others	(2)			¥ 0			¥ 0			(2)			0			0			0
Balances (in shares) at Dec. 31, 2022 | shares				2,796,585,392	[1]		49,408,840	49,408,840
Balances at Dec. 31, 2022	¥ 229,412	$ 33,261		¥ 0			¥ (5,264)	$ (763)		¥ 79,855	$ 11,578		¥ 148,341	$ 21,507		¥ 546	$ 79		¥ 5,934	$ 860

[1]	The number of shares for the year ended December 31, 2020 has been retrospectively adjusted for the Share Subdivision that took effect on March 1, 2021 as detailed in Notes 1 and 22.